Description of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business	Description of Business
Company and Background
Sonder Holdings Inc. is headquartered in San Francisco, California, and together with its wholly owned subsidiaries (collectively, Sonder) provides short and long-term accommodations to travelers in various cities across North America, Europe and the Middle East. The Sonder units in each multi-family building and each hotel property are selected, designed and managed directly by Sonder.
On January 18, 2022, Sonder consummated the previously announced Business Combination by and among Gores Metropoulos II, Inc., Sunshine Merger Sub I, Inc. (“First Merger Sub”), a direct, wholly-owned subsidiary of Second Merger Sub (as defined below), Sunshine Merger Sub II, LLC, a direct, wholly-owned subsidiary of the Company (“Second Merger Sub”), and Sonder Holdings Inc. Refer to Note 18. Subsequent events for details of the transaction.